Financial Risk (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Net effect of changes in allowance for expected credit losses	$ 13,576	$ 11,849	$ 56,382
Financial instruments that have been derecognized during the year	(30,007)	(39,259)	(34,220)
New instruments originated or purchased	14,967	27,840	35,353
Total	(1,464)	430	57,515
Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	38	(18)	(48)
Financial instruments that have been derecognized during the year	(86)	(46)	(64)
New instruments originated or purchased	430	37	56
Total	382	(27)	(56)
Securities at FVOCI
Credit risk
Net effect of changes in allowance for expected credit losses	0		(63)
Financial instruments that have been derecognized during the year	0	(173)
New instruments originated or purchased	43		14
Total	43	(173)	(49)
Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	13,459	11,714	56,311
Financial instruments that have been derecognized during the year	(28,036)	(36,534)	(27,490)
New instruments originated or purchased	12,828	25,695	32,355
Total	(1,749)	875	61,176
Loan commitments and financial guarantees contracts
Credit risk
Net effect of changes in allowance for expected credit losses	79	153	182
Financial instruments that have been derecognized during the year	(1,885)	(2,506)	(6,666)
New instruments originated or purchased	1,666	2,108	2,928
Total	(140)	(245)	$ (3,556)
Loss allowance | Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	38	(18)
Financial instruments that have been derecognized during the year	(86)	(46)
New instruments originated or purchased	430	37
Loss allowance | Securities at FVOCI
Credit risk
Financial instruments that have been derecognized during the year	43	(173)
Loss allowance | Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	13,459	11,714
Financial instruments that have been derecognized during the year	(28,036)	(36,534)
New instruments originated or purchased	12,828	25,695
Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Net effect of changes in allowance for expected credit losses	79	153
Financial instruments that have been derecognized during the year	(1,885)	(2,506)
New instruments originated or purchased	$ 1,666	$ 2,108